STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5%	Shares	Value
Aerospace & Defense - 1.5%
AAR Corp. (a)	955	$56,059
AeroVironment, Inc. (a)	816	175,407
Hexcel Corp.	2,224	130,527
Kratos Defense & Security Solutions, Inc. (a)	4,211	95,674
Moog, Inc. - Class A	827	155,972
Rocket Lab USA, Inc. (a)(b)	9,422	100,815
Spirit AeroSystems Holdings, Inc. - Class A (a)	3,290	106,497
		820,951

Agricultural & Farm Machinery - 0.1%
Alamo Group, Inc.	312	52,896

Agricultural Products & Services - 0.3%
Darling Ingredients, Inc. (a)	4,347	170,011

Air Freight & Logistics - 0.1%
Hub Group, Inc. - Class A	1,790	77,668

Alternative Carriers - 0.5%
AST SpaceMobile, Inc. (a)(b)	3,519	83,787
Cogent Communications Holdings, Inc.	1,255	100,739
Iridium Communications, Inc.	3,153	92,478
		277,004

Aluminum - 0.1%
Constellium SE (a)	3,597	39,927

Apparel Retail - 0.6%
American Eagle Outfitters, Inc.	5,326	104,336
Boot Barn Holdings, Inc. (a)	898	111,846
Foot Locker, Inc.	2,615	60,642
Urban Outfitters, Inc. (a)	1,969	70,786
		347,610

Apparel, Accessories & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	3,392	66,958
Columbia Sportswear Co.	951	76,527
Kontoor Brands, Inc.	1,552	132,898
PVH Corp.	1,517	149,364
Under Armour, Inc. - Class A (a)	5,381	46,007
Under Armour, Inc. - Class C (a)	5,439	42,968
		514,722

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Application Software - 5.0%
ACI Worldwide, Inc. (a)	3,061	$150,601
Agilysys, Inc. (a)	670	67,027
Alarm.com Holdings, Inc. (a)	1,334	71,142
Alkami Technology, Inc. (a)	1,136	41,589
Asana, Inc. - Class A (a)	2,249	26,853
BILL Holdings, Inc. (a)	2,826	164,925
Blackbaud, Inc. (a)	1,440	108,735
BlackLine, Inc. (a)	1,606	88,924
Box, Inc. - Class A (a)	3,910	124,182
Braze, Inc. - Class A (a)	1,722	54,174
C3.ai, Inc. - Class A (a)	3,277	80,713
Cleanspark, Inc. (a)	5,675	60,212
Clear Secure, Inc. - Class A	2,546	93,642
Clearwater Analytics Holdings, Inc. - Class A (a)	4,184	109,244
DoubleVerify Holdings, Inc. (a)	3,627	61,840
Envestnet, Inc. (a)	1,387	87,076
Five9, Inc. (a)	2,034	60,064
Freshworks, Inc. - Class A (a)	5,520	64,584
Instructure Holdings, Inc. (a)	497	11,699
Intapp, Inc. (a)	1,385	69,486
InterDigital, Inc. (b)	721	108,467
Jamf Holding Corp. (a)	2,265	37,690
Life360, Inc. (a)	1,951	83,639
MARA Holdings, Inc. (a)	7,425	124,517
nCino, Inc. (a)	2,636	98,323
Pegasystems, Inc.	1,327	105,417
Q2 Holdings, Inc. (a)	1,561	132,154
RingCentral, Inc. - Class A (a)	2,331	83,939
Riot Platforms, Inc. (a)(b)	7,141	65,983
Sprinklr, Inc. - Class A (a)	3,332	24,757
Vertex, Inc. - Class A (a)	1,680	69,737
Workiva, Inc. (a)	1,383	110,308
Zeta Global Holdings Corp. - Class A (a)	4,299	118,996
		2,760,639

Asset Management & Custody Banks - 1.5%
Affiliated Managers Group, Inc.	886	171,796
Artisan Partners Asset Management, Inc. - Class A	1,890	83,349
Cohen & Steers, Inc.	812	80,201
DigitalBridge Group, Inc.	4,886	76,661
Federated Hermes, Inc. - Class B	2,390	95,911
Janus Henderson Group PLC	3,785	156,358

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Asset Management & Custody Banks - 1.5% (Continued)
StepStone Group, Inc. - Class A	1,731	$104,085
Victory Capital Holdings, Inc. - Class A	1,350	80,906
		849,267

Automobile Manufacturers - 0.3%
Thor Industries, Inc.	1,386	144,255

Automotive Parts & Equipment - 0.9%
Dorman Products, Inc. (a)	746	85,066
LCI Industries	695	77,340
Modine Manufacturing Co. (a)	1,448	170,531
Patrick Industries, Inc.	588	74,076
QuantumScape Corp. (a)	8,974	46,216
Visteon Corp. (a)	764	68,951
		522,180

Automotive Retail - 0.9%
Advance Auto Parts, Inc.	1,736	61,958
Asbury Automotive Group, Inc. (a)	593	135,109
Group 1 Automotive, Inc.	373	135,891
Valvoline, Inc. (a)	3,686	148,472
		481,430

Biotechnology - 5.4%
ACADIA Pharmaceuticals, Inc. (a)	3,441	50,204
ADMA Biologics, Inc. (a)	6,075	99,083
Agios Pharmaceuticals, Inc. (a)	1,475	65,534
Alkermes PLC (a)	4,425	113,722
Alvotech SA (a)	2,082	27,024
Amicus Therapeutics, Inc. (a)	8,350	95,357
Apellis Pharmaceuticals, Inc. (a)	2,809	76,573
Apogee Therapeutics, Inc. (a)	1,061	55,214
Arcellx, Inc. (a)	1,180	99,439
Arrowhead Pharmaceuticals, Inc. (a)	3,364	64,690
Avidity Biosciences, Inc. (a)	2,739	115,750
Beam Therapeutics, Inc. (a)	1,865	40,862
Biohaven Ltd. (a)	2,009	99,968
Bridgebio Pharma, Inc. (a)	3,811	89,215
Celldex Therapeutics, Inc. (a)	1,746	45,501
Crinetics Pharmaceuticals, Inc. (a)	2,162	120,986
CRISPR Therapeutics AG (a)	2,361	109,527
Denali Therapeutics, Inc. (a)	3,302	85,720
Dyne Therapeutics, Inc. (a)	2,294	66,205

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Biotechnology - 5.4% (Continued)
Geron Corp. (a)	14,893	$61,210
Ideaya Biosciences, Inc. (a)	2,262	63,675
ImmunityBio, Inc. (a)(b)	3,892	20,277
Immunovant, Inc. (a)	1,728	50,561
Intellia Therapeutics, Inc. (a)	2,621	37,271
Iovance Biotherapeutics, Inc. (a)	6,609	68,998
Krystal Biotech, Inc. (a)	720	124,222
Kymera Therapeutics, Inc. (a)	1,271	58,682
Madrigal Pharmaceuticals, Inc. (a)(b)	499	129,411
Merus NV (a)	1,774	88,576
MoonLake Immunotherapeutics (a)	574	26,645
Myriad Genetics, Inc. (a)	2,271	49,871
Nuvalent, Inc. - Class A (a)	1,030	91,145
PTC Therapeutics, Inc. (a)	2,190	87,425
Rhythm Pharmaceuticals, Inc. (a)	1,725	82,334
SpringWorks Therapeutics, Inc. (a)	1,866	56,223
TG Therapeutics, Inc. (a)	4,114	103,097
Twist Bioscience Corp. (a)	1,455	58,724
Ultragenyx Pharmaceutical, Inc. (a)	2,521	128,546
Vericel Corp. (a)	1,252	55,138
		2,962,605

Brewers - 0.1%
Boston Beer Co., Inc. - Class A (a)	250	72,767

Broadcasting - 0.4%
Nexstar Media Group, Inc.	876	154,106
TEGNA, Inc.	5,029	82,626
		236,732

Broadline Retail - 0.8%
Dillard's, Inc. - Class A	87	32,322
Kohl's Corp.	3,078	56,882
Macy's, Inc.	7,707	118,225
Nordstrom, Inc.	3,197	72,284
Ollie's Bargain Outlet Holdings, Inc. (a)	1,738	159,601
		439,314

Building Products - 1.6%
Armstrong World Industries, Inc.	1,276	178,066
AZZ, Inc.	824	62,772
CSW Industrials, Inc.	435	153,599
Gibraltar Industries, Inc. (a)	836	56,422

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Building Products - 1.6% (Continued)
Griffon Corp.	1,296	$81,492
Hayward Holdings, Inc. (a)	4,023	65,414
Resideo Technologies, Inc. (a)	4,032	79,309
Tecnoglass, Inc.	620	42,489
Zurn Elkay Water Solutions Corp.	3,948	142,523
		862,086

Cable & Satellite - 0.2%
EchoStar Corp. - Class A (a)	3,469	86,933

Cargo Ground Transportation - 0.8%
ArcBest Corp.	613	63,862
RXO, Inc. (a)	3,304	93,140
Ryder System, Inc.	1,170	171,148
Schneider National, Inc. - Class B	1,105	31,249
Werner Enterprises, Inc.	1,751	64,594
		423,993

Casinos & Gaming - 0.7%
Boyd Gaming Corp.	1,836	127,216
International Game Technology PLC	3,234	65,715
Penn Entertainment, Inc. (a)	4,382	86,545
Red Rock Resorts, Inc. - Class A	1,329	68,390
Sportradar Group AG - Class A (a)	3,455	42,877
		390,743

Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc.	630	69,880
Peabody Energy Corp.	3,417	89,764
		159,644

Commercial & Residential Mortgage Finance - 1.1%
Enact Holdings, Inc.	811	27,647
Merchants Bancorp	519	19,172
Mr Cooper Group, Inc. (a)	1,813	160,541
NMI Holdings, Inc. - Class A (a)	2,333	90,241
PennyMac Financial Services, Inc.	717	71,471
Radian Group, Inc.	4,340	151,509
Walker & Dunlop, Inc.	928	101,495
		622,076

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Commercial Printing - 0.2%
Brady Corp. - Class A	1,207	$85,866

Commodity Chemicals - 0.6%
Cabot Corp.	1,577	170,048
Olin Corp.	3,206	131,542
Tronox Holdings PLC	3,300	39,996
		341,586

Communications Equipment - 0.4%
Calix, Inc. (a)	1,613	57,068
Lumentum Holdings, Inc. (a)	1,899	121,289
Viasat, Inc. (a)	3,108	29,837
		208,194

Construction & Engineering - 2.1%
Arcosa, Inc.	1,367	128,006
Construction Partners, Inc. - Class A (a)	1,193	93,925
Dycom Industries, Inc. (a)	798	139,115
Granite Construction, Inc.	1,267	106,491
IES Holdings, Inc. (a)	243	53,136
MDU Resources Group, Inc.	5,760	166,176
MYR Group, Inc. (a)	447	58,557
Primoris Services Corp.	1,330	83,285
Sterling Infrastructure, Inc. (a)	850	131,282
Valmont Industries, Inc.	578	180,151
		1,140,124

Construction Machinery & Heavy Transportation Equipment - 0.7%
Atmus Filtration Technologies, Inc.	2,489	96,922
Federal Signal Corp.	1,700	138,669
Terex Corp.	1,919	99,231
Trinity Industries, Inc.	2,118	72,605
		407,427

Construction Materials - 0.3%
Knife River Corp. (a)	1,621	157,756
United States Lime & Minerals, Inc.	294	33,157
		190,913

Consumer Finance - 0.9%
Bread Financial Holdings, Inc.	1,269	63,260
FirstCash Holdings, Inc.	1,097	113,507

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Consumer Finance - 0.9% (Continued)
Nelnet, Inc. - Class A	372	$41,924
OneMain Holdings, Inc.	3,268	162,322
SLM Corp.	6,177	136,079
		517,092

Consumer Staples Merchandise Retail - 0.1%
PriceSmart, Inc.	721	59,901

Data Processing & Outsourced Services - 1.3%
Concentrix Corp.	1,485	63,128
ExlService Holdings, Inc. (a)	4,578	190,765
Genpact Ltd.	4,925	187,987
Maximus, Inc.	1,714	148,158
Verra Mobility Corp. (a)	4,744	123,202
		713,240

Diversified Chemicals - 0.3%
Chemours Co.	4,192	76,127
Huntsman Corp.	4,696	103,312
		179,439

Diversified Metals & Mining - 0.1%
Materion Corp.	568	57,726

Diversified Real Estate Activities - 0.1%
St Joe Co.	1,119	57,852

Diversified Support Services - 0.2%
ACV Auctions, Inc. - Class A (a)	3,520	60,861
UniFirst Corp.	422	75,880
		136,741

Education Services - 0.8%
Adtalem Global Education, Inc. (a)	1,011	81,810
Graham Holdings Co. - Class B	94	79,270
Grand Canyon Education, Inc. (a)	850	116,544
Strategic Education, Inc.	605	52,611
Stride, Inc. (a)	1,162	108,391
		438,626

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Electric Utilities - 1.3%
Allete, Inc.	1,651	$105,515
Idacorp, Inc.	1,455	150,563
MGE Energy, Inc.	1,006	91,033
Otter Tail Corp.	1,165	91,476
Portland General Electric Co.	2,889	136,939
TXNM Energy, Inc.	2,571	111,941
		687,467

Electrical Components & Equipment - 0.9%
Atkore, Inc.	1,022	87,647
EnerSys	1,124	108,870
Enovix Corp. (a)(b)	3,236	29,140
Fluence Energy, Inc. (a)	1,709	37,171
Sensata Technologies Holding PLC	4,310	148,005
Sunrun, Inc. (a)	6,135	88,651
		499,484

Electronic Components - 0.3%
Belden, Inc.	1,137	129,470
Vishay Intertechnology, Inc.	3,589	60,870
		190,340

Electronic Equipment & Instruments - 1.5%
Advanced Energy Industries, Inc.	1,088	118,081
Badger Meter, Inc.	832	166,442
Crane NXT Co.	1,448	78,583
Itron, Inc. (a)	1,305	145,847
Mirion Technologies, Inc. (a)	5,423	80,260
OSI Systems, Inc. (a)	453	59,891
Vontier Corp.	4,501	166,897
		816,001

Electronic Manufacturing Services - 0.5%
IPG Photonics Corp. (a)	803	65,011
Plexus Corp. (a)	757	109,084
Sanmina Corp. (a)	1,533	107,463
		281,558

Environmental & Facilities Services - 0.8%
ABM Industries, Inc.	1,809	95,986
Casella Waste Systems, Inc. - Class A (a)	1,640	160,523

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Environmental & Facilities Services - 0.8% (Continued)
Stericycle, Inc. (a)	2,694	$165,600
		422,109

Fertilizers & Agricultural Chemicals - 0.2%
Scotts Miracle-Gro Co.	1,178	102,462

Footwear - 0.2%
Steven Madden Ltd.	2,039	91,694

Gas Utilities - 1.6%
Chesapeake Utilities Corp.	661	79,181
National Fuel Gas Co.	2,571	155,623
New Jersey Resources Corp.	2,786	127,850
ONE Gas, Inc.	1,631	116,241
Southwest Gas Holdings, Inc.	2,001	146,573
Spire, Inc.	1,597	101,984
UGI Corp.	6,135	146,688
		874,140

Gold - 0.1%
Coeur Mining, Inc. (a)	10,930	70,389

Health Care Equipment - 2.6%
Axonics, Inc. (a)	1,436	100,951
Enovis Corp. (a)	1,524	62,896
Envista Holdings Corp. (a)	4,887	102,480
Glaukos Corp. (a)	1,379	182,373
Inari Medical, Inc. (a)	1,525	73,810
Inspire Medical Systems, Inc. (a)	829	161,688
Integer Holdings Corp. (a)	929	115,428
iRhythm Technologies, Inc. (a)	849	61,502
LivaNova PLC (a)	1,513	78,101
Masimo Corp. (a)	1,445	208,094
Procept BioRobotics Corp. (a)	1,338	120,420
QuidelOrtho Corp. (a)	1,381	52,547
Tandem Diabetes Care, Inc. (a)	1,696	53,204
TransMedics Group, Inc. (a)	927	75,986
		1,449,480

Health Care Facilities - 0.5%
Acadia Healthcare Co., Inc. (a)	2,495	106,512
PACS Group, Inc. (a)	558	23,815

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Health Care Facilities - 0.5% (Continued)
Select Medical Holdings Corp.	2,903	$93,128
Surgery Partners, Inc. (a)	2,154	62,035
		285,490

Health Care Services - 1.5%
agilon health, Inc. (a)	8,601	21,933
Amedisys, Inc. (a)	918	86,843
AMN Healthcare Services, Inc. (a)	1,091	41,392
Astrana Health, Inc. (a)	1,115	59,965
CorVel Corp. (a)	277	82,496
Guardant Health, Inc. (a)	3,519	76,996
Hims & Hers Health, Inc. (a)	4,571	86,072
Option Care Health, Inc. (a)	4,815	110,938
Privia Health Group, Inc. (a)	2,903	53,299
R1 RCM, Inc. (a)	4,405	62,815
RadNet, Inc. (a)	1,856	120,714
		803,463

Health Care Supplies - 1.2%
Dentsply Sirona, Inc.	5,504	127,528
Haemonetics Corp. (a)	1,434	102,043
ICU Medical, Inc. (a)	651	111,145
Merit Medical Systems, Inc. (a)	1,663	164,072
Neogen Corp. (a)	5,639	80,525
UFP Technologies, Inc. (a)	204	54,468
		639,781

Health Care Technology - 0.5%
Certara, Inc. (a)	3,361	34,282
Doximity, Inc. - Class A (a)	3,230	134,820
Evolent Health, Inc. - Class A (a)	3,127	73,016
GoodRx Holdings, Inc. - Class A (a)	2,103	12,870
		254,988

Heavy Electrical Equipment - 0.1%
Bloom Energy Corp. - Class A (a)(b)	5,633	54,077

Homebuilding - 1.2%
Cavco Industries, Inc. (a)	231	94,663
Century Communities, Inc.	793	70,307
Champion Homes, Inc. (a)	1,501	132,433
Dream Finders Homes, Inc. - Class A (a)	615	18,358

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Homebuilding - 1.2% (Continued)
Green Brick Partners, Inc. (a)	896	$61,833
LGI Homes, Inc. (a)	578	58,702
M/I Homes, Inc. (a)	762	115,511
Tri Pointe Homes, Inc. (a)	2,582	104,390
		656,197

Homefurnishing Retail - 0.3%
RH (a)	442	140,578

Hotels, Resorts & Cruise Lines - 1.0%
Choice Hotels International, Inc. (b)	784	109,376
Global Business Travel Group I (a)	3,965	30,253
Hilton Grand Vacations, Inc. (a)	2,047	75,493
Marriott Vacations Worldwide Corp.	948	73,024
Travel + Leisure Co.	1,985	94,903
Wyndham Hotels & Resorts, Inc.	2,130	188,122
		571,171

Household Appliances - 0.3%
Whirlpool Corp.	1,495	154,747
Worthington Enterprises, Inc.	859	32,900
		187,647

Household Products - 0.5%
Central Garden & Pet Co. (a)	254	8,712
Central Garden & Pet Co. - Class A (a)	1,385	40,359
Reynolds Consumer Products, Inc.	1,379	37,164
Spectrum Brands Holdings, Inc.	829	74,295
WD-40 Co.	377	98,801
		259,331

Housewares & Specialties - 0.2%
Newell Brands, Inc.	10,444	91,907

Human Resource & Employment Services - 0.8%
Alight, Inc. - Class A (a)	12,062	83,590
First Advantage Corp. (a)	1,434	25,984
Insperity, Inc.	981	77,273
Korn Ferry	1,447	102,230
ManpowerGroup, Inc.	1,362	85,602
TriNet Group, Inc.	858	72,836
		447,515

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 2.1%
Albany International Corp. - Class A	852	$57,868
Enpro, Inc.	582	84,745
Esab Corp.	1,634	201,048
ESCO Technologies, Inc.	717	90,012
Franklin Electric Co., Inc.	1,114	106,621
Gates Industrial Corp. PLC (a)	5,898	114,126
Hillenbrand, Inc.	2,015	55,513
John Bean Technologies Corp.	898	100,055
Kadant, Inc.	331	110,243
Mueller Water Products, Inc. - Class A	4,385	94,672
Timken Co.	1,756	145,748
		1,160,651

Insurance Brokers - 0.3%
Baldwin Insurance Group, Inc. - Class A (a)	1,803	83,407
Goosehead Insurance, Inc. - Class A (a)	621	67,627
Hagerty, Inc. - Class A (a)	613	6,602
		157,636

Interactive Media & Services - 0.8%
Cargurus, Inc. (a)	2,598	80,590
IAC, Inc. (a)	2,017	96,715
TripAdvisor, Inc. (a)	2,898	46,484
Trump Media & Technology Group Corp. (a)(b)	2,117	74,815
Yelp, Inc. (a)	1,795	61,281
ZoomInfo Technologies, Inc. (a)	8,471	93,605
		453,490

Internet Services & Infrastructure - 0.1%
DigitalOcean Holdings, Inc. (a)	1,560	61,745

Investment Banking & Brokerage - 1.4%
BGC Group, Inc. - Class A	10,600	99,322
Lazard, Inc.	3,214	170,310
Moelis & Co. - Class A	1,993	132,335
Piper Sandler Cos.	502	142,388
PJT Partners, Inc. - Class A	620	86,155
StoneX Group, Inc. (a)	776	69,871
Virtu Financial, Inc. - Class A	2,322	71,889
		772,270

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 0.7%
ASGN, Inc. (a)	1,303	$120,006
DXC Technology Co. (a)	5,119	101,663
Kyndryl Holdings, Inc. (a)	6,485	148,442
		370,111

Leisure Facilities - 0.4%
Life Time Group Holdings, Inc. (a)	1,995	44,449
Six Flags Entertainment Corp.	2,644	104,200
United Parks & Resorts, Inc. (a)	996	52,419
		201,068

Leisure Products - 0.8%
Acushnet Holdings Corp.	844	51,737
Brunswick Corp.	1,923	153,340
Polaris, Inc.	1,506	105,284
Topgolf Callaway Brands Corp. (a)	3,957	38,423
YETI Holdings, Inc. (a)	2,433	85,666
		434,450

Life & Health Insurance - 1.0%
Brighthouse Financial, Inc. (a)	1,827	86,417
CNO Financial Group, Inc.	3,086	106,159
F&G Annuities & Life, Inc.	496	19,890
Genworth Financial, Inc. - Class A (a)	12,664	85,355
Lincoln National Corp.	4,768	165,688
Oscar Health, Inc. - Class A (a)	5,123	86,066
		549,575

Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. - Class A (a)	2,720	43,602
Azenta, Inc. (a)	1,530	62,868
Fortrea Holdings, Inc. (a)	2,511	42,235
Sotera Health Co. (a)	3,668	57,477
		206,182

Managed Health Care - 0.1%
Progyny, Inc. (a)	2,371	35,684

Marine Transportation - 0.3%
Matson, Inc.	956	148,075

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Metal, Glass & Plastic Containers - 0.3%
Greif, Inc. - Class A	667	$41,647
Greif, Inc. - Class B	62	4,150
Silgan Holdings, Inc.	2,377	122,986
		168,783

Motorcycle Manufacturers - 0.2%
Harley-Davidson, Inc.	3,463	110,643

Movies & Entertainment - 0.7%
Atlanta Braves Holdings, Inc. - Class A (a)	267	11,230
Atlanta Braves Holdings, Inc. - Class C (a)	1,030	40,695
Cinemark Holdings, Inc. (a)(b)	2,924	86,989
Liberty Media Corp.-Liberty Live - Class A (a)	570	32,342
Liberty Media Corp.-Liberty Live - Class C (a)	1,319	76,977
Madison Square Garden Sports Corp. (a)	515	114,690
		362,923

Multi-Utilities - 0.5%
Avista Corp.	2,182	81,781
Black Hills Corp.	1,984	117,433
Northwestern Energy Group, Inc.	1,706	91,203
		290,417

Office Services & Supplies - 0.1%
HNI Corp.	1,158	57,066

Oil & Gas Drilling - 0.6%
Helmerich & Payne, Inc.	2,458	82,589
Patterson-UTI Energy, Inc.	10,253	78,640
Transocean Ltd. (a)	20,588	89,352
Valaris Ltd. (a)	1,755	88,803
		339,384

Oil & Gas Equipment & Services - 0.9%
Archrock, Inc.	4,682	93,734
Cactus, Inc. - Class A	1,843	109,271
Expro Group Holdings NV (a)	2,735	34,871
Kodiak Gas Services, Inc.	704	22,444
Liberty Energy, Inc.	4,374	74,664
Oceaneering International, Inc. (a)	2,607	63,611
Tidewater, Inc. (a)	1,364	81,935
		480,530

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 1.6%
California Resources Corp.	2,271	$118,024
CNX Resources Corp. (a)	4,086	139,047
Comstock Resources, Inc.	2,582	29,848
Gulfport Energy Corp. (a)	366	50,669
Magnolia Oil & Gas Corp. - Class A	4,942	124,934
Murphy Oil Corp.	3,952	124,409
Northern Oil & Gas, Inc.	2,542	92,147
Sitio Royalties Corp. - Class A	2,275	50,710
SM Energy Co.	3,254	136,570
		866,358

Oil & Gas Refining & Marketing - 0.2%
CVR Energy, Inc.	992	15,773
PBF Energy, Inc. - Class A	2,640	75,293
		91,066

Oil & Gas Storage & Transportation - 0.5%
Golar LNG Ltd.	2,746	99,570
International Seaways, Inc.	1,313	57,168
New Fortress Energy, Inc. (b)	2,057	17,300
Scorpio Tankers, Inc.	1,316	76,683
		250,721

Other Specialty Retail - 0.7%
Academy Sports & Outdoors, Inc.	2,090	106,298
Five Below, Inc. (a)	1,586	150,337
Signet Jewelers Ltd.	1,265	115,975
		372,610

Packaged Foods & Meats - 1.2%
Cal-Maine Foods, Inc.	1,114	97,787
Flowers Foods, Inc.	5,536	123,065
Freshpet, Inc. (a)	1,341	177,736
J & J Snack Foods Corp.	363	59,576
Lancaster Colony Corp.	575	99,820
Seaboard Corp.	6	16,596
Simply Good Foods Co. (a)	2,575	86,674
		661,254

Paper & Plastic Packaging Products & Materials - 0.5%
Pactiv Evergreen, Inc.	1,092	12,383
Sealed Air Corp.	4,077	147,506

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.5% (Continued)
Sonoco Products Co.	2,682	$140,859
		300,748

Paper Products - 0.1%
Sylvamo Corp.	975	82,894

Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	903	43,263
Copa Holdings SA - Class A	227	22,087
Joby Aviation, Inc. (a)(b)	10,215	49,032
SkyWest, Inc. (a)	273	25,989
		140,371

Passenger Ground Transportation - 0.3%
Avis Budget Group, Inc.	471	39,093
Lyft, Inc. - Class A (a)	9,506	123,293
		162,386

Personal Care Products - 0.1%
Interparfums, Inc.	512	61,988

Pharmaceuticals - 1.0%
Axsome Therapeutics, Inc. (a)	1,097	97,666
Corcept Therapeutics, Inc. (a)	2,403	117,675
Organon & Co.	7,377	138,540
Perrigo Co. PLC	3,766	96,522
Prestige Consumer Healthcare, Inc. (a)	1,375	101,406
Scilex Holding Co. (a)	85	82
		551,891

Property & Casualty Insurance - 1.9%
Assured Guaranty Ltd.	1,447	120,767
Axis Capital Holdings Ltd.	2,161	169,120
First American Financial Corp.	2,726	174,873
Hanover Insurance Group, Inc.	928	137,650
Kemper Corp.	1,824	113,580
Mercury General Corp.	754	50,993
Selective Insurance Group, Inc.	1,639	148,854
White Mountains Insurance Group Ltd.	71	127,597
		1,043,434

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Publishing - 0.1%
John Wiley & Sons, Inc. - Class A	1,045	$51,518

Real Estate Development - 0.1%
Howard Hughes Holdings, Inc. (a)	908	69,044

Real Estate Operating Companies - 0.0%(c)
Seaport Entertainment Group, Inc. (a)	98	2,661

Real Estate Services - 0.3%
Cushman & Wakefield PLC (a)	6,130	83,062
Newmark Group, Inc. - Class A	3,789	56,797
		139,859

Regional Banks - 7.8%
Ameris Bancorp	1,941	120,323
Associated Banc-Corp.	4,171	99,019
Atlantic Union Bankshares Corp.	2,610	98,658
Axos Financial, Inc. (a)	1,540	104,289
BancFirst Corp.	482	52,398
Bancorp, Inc. (a)	1,346	67,650
Bank of Hawaii Corp.	1,105	79,814
Bank OZK	3,270	143,062
BankUnited, Inc.	1,962	69,337
Cadence Bank	5,237	175,073
Cathay General Bancorp	1,979	90,994
Columbia Banking System, Inc.	5,899	168,180
Community Financial System, Inc.	1,476	90,243
CVB Financial Corp.	3,633	70,589
Eastern Bankshares, Inc.	5,823	95,090
First BanCorp	4,876	94,009
First Financial Bancorp	2,558	65,434
First Financial Bankshares, Inc.	3,435	124,141
First Hawaiian, Inc.	3,613	89,386
First Interstate BancSystem, Inc. - Class A	2,522	77,678
First Merchants Corp.	1,480	54,834
Flagstar Financial, Inc.	8,221	83,196
FNB Corp.	10,075	146,087
Fulton Financial Corp.	5,060	91,637
Glacier Bancorp, Inc.	3,132	163,334
Hancock Whitney Corp.	2,383	124,107
Home BancShares, Inc.	5,254	143,382
Independent Bank Corp.	1,192	74,977
Independent Bank Group, Inc.	1,013	59,119

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Regional Banks - 7.8% (Continued)
International Bancshares Corp.	1,591	$97,465
Pacific Premier Bancorp, Inc.	2,649	67,576
Park National Corp.	413	71,358
Provident Financial Services, Inc.	3,287	61,401
Seacoast Banking Corp. of Florida	2,163	57,752
ServisFirst Bancshares, Inc.	1,478	122,881
Simmons First National Corp. - Class A	3,405	78,996
Texas Capital Bancshares, Inc. (a)	1,292	99,419
TFS Financial Corp.	1,472	18,915
Towne Bank	1,690	54,959
UMB Financial Corp.	1,156	126,848
United Bankshares, Inc.	3,837	144,578
United Community Banks, Inc.	3,368	95,853
Valley National Bancorp	11,571	109,577
WaFd, Inc.	2,128	72,309
WSFS Financial Corp.	1,668	82,016
		4,277,943

Reinsurance - 0.3%
Enstar Group Ltd. (a)	335	108,038
SiriusPoint Ltd. (a)	2,381	31,286
		139,324

Renewable Electricity - 0.5%
Clearway Energy, Inc. - Class A	970	25,841
Clearway Energy, Inc. - Class C	2,354	66,806
NextEra Energy Partners LP	2,697	52,187
Ormat Technologies, Inc.	1,652	130,541
		275,375

Research & Consulting Services - 1.3%
CBIZ, Inc. (a)	1,337	92,159
Clarivate PLC (a)	12,071	79,669
Dun & Bradstreet Holdings, Inc.	9,201	109,400
Exponent, Inc.	1,433	135,247
ICF International, Inc.	502	84,632
Science Applications International Corp.	1,401	202,150
		703,257

Restaurants - 0.8%
Brinker International, Inc. (a)	1,159	119,041
Shake Shack, Inc. - Class A (a)	1,097	133,472

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Restaurants - 0.8% (Continued)
Sweetgreen, Inc. - Class A (a)(b)	2,389	$86,243
Wendy's Co.	4,901	93,658
		432,414

Security & Alarm Services - 0.2%
Brink's Co.	1,258	129,310

Semiconductor Materials & Equipment - 0.4%
Axcelis Technologies, Inc. (a)	919	78,400
FormFactor, Inc. (a)	2,161	82,075
Kulicke & Soffa Industries, Inc.	1,536	68,905
		229,380

Semiconductors - 1.8%
Credo Technology Group Holding Ltd. (a)	3,997	150,687
Diodes, Inc. (a)	1,264	73,919
Impinj, Inc. (a)	669	127,103
Power Integrations, Inc.	1,612	97,413
Rambus, Inc. (a)	2,895	138,439
Semtech Corp. (a)	1,977	87,364
Silicon Laboratories, Inc. (a)	904	93,889
SiTime Corp. (a)	518	87,547
Synaptics, Inc. (a)	1,110	76,224
Wolfspeed, Inc. (a)(b)	3,536	47,064
		979,649

Silver - 0.2%
Hecla Mining Co.	16,483	106,975

Soft Drinks & Non-alcoholic Beverages - 0.1%
National Beverage Corp.	643	29,057

Specialized Consumer Services - 0.2%
Frontdoor, Inc. (a)	2,247	111,654
Mister Car Wash, Inc. (a)	2,587	19,428
		131,082

Specialty Chemicals - 1.9%
Arcadium Lithium PLC (a)	28,630	154,316
Ashland, Inc.	1,298	109,772
Avient Corp.	2,546	118,669
Balchem Corp.	944	157,959

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Specialty Chemicals - 1.9% (Continued)
HB Fuller Co.	1,517	$111,014
Innospec, Inc.	699	75,338
Minerals Technologies, Inc.	902	67,912
NewMarket Corp.	202	106,044
Quaker Chemical Corp.	388	58,813
Sensient Technologies Corp.	1,169	88,236
		1,048,073

Steel - 0.4%
Alpha Metallurgical Resources, Inc.	313	65,198
Arch Resources, Inc.	497	72,940
Warrior Met Coal, Inc.	1,465	92,485
		230,623

Systems Software - 1.7%
Appian Corp. - Class A (a)	1,143	40,862
CommVault Systems, Inc. (a)	1,247	194,769
N-able, Inc. (a)	1,842	22,528
Progress Software Corp.	1,204	77,164
Qualys, Inc. (a)	1,023	121,983
Rapid7, Inc. (a)	1,694	68,471
Rubrik, Inc. - Class A (a)	1,414	58,342
Tenable Holdings, Inc. (a)	3,309	131,069
Teradata Corp. (a)	2,749	88,600
Varonis Systems, Inc. (a)	3,094	155,845
		959,633

Technology Distributors - 0.4%
Avnet, Inc.	2,542	137,802
ePlus, Inc. (a)	750	66,712
		204,514

Tires & Rubber - 0.1%
Goodyear Tire & Rubber Co. (a)	8,562	68,582

Trading Companies & Distributors - 1.8%
Air Lease Corp.	2,942	130,478
Boise Cascade Co.	1,108	147,397
GATX Corp.	1,024	141,066
GMS, Inc. (a)	1,113	100,047
Herc Holdings, Inc.	792	165,639
McGrath RentCorp	667	75,838

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 92.5% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 1.8% (Continued)
MSC Industrial Direct Co., Inc. - Class A	1,183	$93,540
Rush Enterprises, Inc. - Class A	1,739	98,393
Rush Enterprises, Inc. - Class B	227	11,023
		963,421

Transaction & Payment Processing Services - 1.2%
AvidXchange Holdings, Inc. (a)	4,564	37,607
Euronet Worldwide, Inc. (a)	1,214	119,543
Flywire Corp. (a)	3,292	57,347
Marqeta, Inc. - Class A (a)	13,288	75,210
NCR Atleos Corp. (a)	1,841	48,197
Paymentus Holdings, Inc. - Class A (a)	491	12,084
Remitly Global, Inc. (a)	3,810	68,504
Shift4 Payments, Inc. - Class A (a)	1,653	149,497
Western Union Co.	9,708	104,458
		672,447

Water Utilities - 0.3%
American States Water Co.	1,018	83,944
California Water Service Group	1,646	85,526
		169,470

Wireless Telecommunication Services - 0.2%
Telephone and Data Systems, Inc.	2,563	76,249
United States Cellular Corp. (a)	394	24,310
		100,559
TOTAL COMMON STOCKS (Cost $46,608,243)		50,788,023

REAL ESTATE INVESTMENT TRUSTS - 7.1%
Apple Hospitality REIT, Inc.	6,224	91,928
Arbor Realty Trust, Inc. (b)	5,222	76,972
Blackstone Mortgage Trust, Inc. - Class A	4,528	82,455
Broadstone Net Lease, Inc.	5,233	92,048
CareTrust REIT, Inc.	4,022	131,399
COPT Defense Properties	3,173	102,171
Cousins Properties, Inc.	4,306	131,893
Curbline Properties Corp. (a)	2,714	61,418
Douglas Emmett, Inc.	4,947	88,007
EPR Properties	2,090	94,823
Essential Properties Realty Trust, Inc.	4,853	153,792
Four Corners Property Trust, Inc.	2,403	66,227
Highwoods Properties, Inc.	2,955	99,111

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 7.1% (CONTINUED)	Shares	Value
Independence Realty Trust, Inc.	6,352	$124,626
Innovative Industrial Properties, Inc.	794	102,577
Kilroy Realty Corp.	3,308	133,048
Kite Realty Group Trust	6,204	159,257
LXP Industrial Trust	8,070	76,181
Macerich Co.	6,102	114,107
Medical Properties Trust, Inc. (b)	15,716	72,765
National Health Investors, Inc.	1,179	90,370
National Storage Affiliates Trust	1,944	81,940
Outfront Media, Inc.	4,440	78,854
Park Hotels & Resorts, Inc.	5,587	77,603
Phillips Edison & Co., Inc.	3,462	130,898
PotlatchDeltic Corp.	2,187	90,914
Rayonier, Inc.	4,209	131,447
Rithm Capital Corp.	14,158	149,933
Ryman Hospitality Properties, Inc.	1,570	168,068
Sabra Health Care REIT, Inc.	6,497	126,042
SITE Centers Corp.	1,356	21,628
SL Green Realty Corp.	1,836	138,820
Starwood Property Trust, Inc.	8,194	161,750
Tanger, Inc.	3,128	103,943
Urban Edge Properties	3,194	71,035
Vornado Realty Trust	5,014	207,630
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,355,673)		3,885,680

SHORT-TERM INVESTMENTS - 2.5%
Investments Purchased with Proceeds from Securities Lending - 2.1%
First American Government Obligations Fund - Class X, 4.78% (d)	1,180,094	1,180,094

Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.78% (d)	200,214	200,214
TOTAL SHORT-TERM INVESTMENTS (Cost $1,380,308)		1,380,308

TOTAL INVESTMENTS - 102.1% (Cost $51,344,224)		$56,054,011
Liabilities in Excess of Other Assets - (2.1%)		(1,172,454)
TOTAL NET ASSETS - 100.0%		$54,881,557

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

SA - Sociedad Anónima
SE - Societas Europeae

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $1,116,472 which represented 2.0% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE SMALL-CAP ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Strive Small-Cap ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$50,788,023	$—	$—	$50,788,023
Real Estate Investment Trusts	3,885,680	—	—	3,885,680
Investments Purchased with Proceeds from Securities Lending	1,180,094	—	—	1,180,094
Money Market Funds	200,214	—	—	200,214
Total Investments in Securities	$56,054,011	$—	$—	$56,054,011
Refer to the Schedule of Investments for additional information.
During the fiscal period ended October 31, 2024, the Strive Small-Cap ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.